Summary of Significant Accounting Policies (Details 1) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Warrant
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	57,943,250	51,055,750	23,137,935	51,055,750
Common shares underlying convertible debt
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	15,000,000	0	15,000,000	0
Stock Option
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	4,512,715	1,850,073	4,512,715	1,850,073
Unvested restricted stock
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	1,093,501	1,918,501	1,093,501	1,918,501